Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Total comprehensive loss	$ (10,253,047)	$ (2,968,738)
Adjustments to total comprehensive loss for non-cash items
Share-based payments	6,833,609	399,843
Amortization	49,358	22,307
Accretion expense		6,532
Lease interest	2,396
Change in fair value of investments	(295,240)	10,035
Net changes in non-cash working capital items
Taxes receivable	(396,395)	58,889
Accounts receivable	(11,171)	53,850
Prepaid expenses and other	(68,742)	18,511
Accounts payable and accrued liabilities	66,900	286,443
Total operating activities	(4,072,332)	(2,112,328)
Investing Activities
Acquisition of property and equipment	(31,928)
Purchase of non-current investments	(4,454,086)	(577,491)
Purchase of investments	(36,856,253)	1,245,979
Total investing activities	(41,342,267)	668,488
Financing Activities
Proceeds from issuance of shares	11,746,988	891,893
Proceeds from issuance of warrants	10,253,012	608,107
Share issuance costs	(1,668,201)	(1,200)
Proceeds from exercise of options	557,750	21,500
Proceeds from exercise of warrants	23,431,037	967,500
Lease payments	27,622
Repayment of loan	(46,352)
Total financing activities	44,301,856	2,487,800
Increase (decrease) in cash	(1,112,743)	1,043,960
Cash, beginning of year	1,359,406	315,626
Cash, end of year	$ 246,653	$ 1,359,406